INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 RUB item	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Amortization of acquisition-related intangible assets excluded from adjusted operating income	$ 21.9	RUB 1,594	RUB 1,004	RUB 563
Compensation expense related to contingent consideration excluded from adjusted operating income	4.0	291	35	81
Revenues from external customers	820.4	59,792	50,767	39,502
Depreciation and amortization	(106.9)	(7,791)	(4,484)	(3,695)
Adjusted operating income/loss	131.6	9,593	15,323	12,837
Acquisition-related intangible assets
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Amortization of acquisition-related intangible assets excluded from adjusted operating income	6.9	502	242	111
Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	741.8	54,073	46,675	36,074
Depreciation and amortization	(94.6)	(6,894)	(4,090)	(3,473)
Adjusted operating income/loss	208.5	15,199	16,485	12,750
Russian E-commerce
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	46.7	3,400	2,889	2,810
Depreciation and amortization	(1.6)	(115)	(38)	(67)
Adjusted operating income/loss	22.3	1,624	1,836	2,003
Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	12.3	894	539	327
Depreciation and amortization	(0.2)	(16)	(16)	(8)
Adjusted operating income/loss	$ 1.8	RUB 130	262	213
Taxi
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Number of cities Taxi operates in	12	12
Revenues from external customers	$ 13.5	RUB 984	327	112
Depreciation and amortization	(0.4)	(27)	(1)	(1)
Adjusted operating income/loss	1.9	136	217	56
Experiments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	6.1	441	337	179
Depreciation and amortization	(10.1)	(739)	(339)	(146)
Adjusted operating income/loss	(46.8)	(3,409)	(1,990)	(1,239)
Operating Segments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Adjusted operating income/loss	187.7	13,680	16,810	13,783
Intersegment Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(25.1)	(1,832)	(1,245)	(965)
Intersegment Eliminations | Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	$ 25.1	RUB 1,832	RUB 1,245	RUB 965